INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

           The following summarizes the Company's intangible assets:

As of December 31, 2014	Gross Carrying Amount	Accumulated Amortization	Net
	$	$	$
Technical know-how	1,621,897	(1,130,136)	491,761
Computer software	10,715,227	(4,601,193)	6,114,034

Total intangible assets, net	12,337,124	(5,731,329)	6,605,795

As of December 31, 2013	Gross Carrying Amount	Accumulated Amortization	Net
	$	$	$
Technical know-how	1,627,777	(1,004,715)	623,062
Computer software	7,490,070	(2,456,199)	5,033,871

Total intangible assets, net	9,117,847	(3,460,914)	5,656,933

           Amortization expense for the years ended December 31, 2012, 2013 and 2014 were $754,148, $1,094,637 and $1,559,202, respectively.

           Amortization expenses of the above intangible assets is expected to be approximately $1.4 million, $1.2 million, $0.9 million, $0.8 million and $2.3 million for the years ended December 31, 2015, 2016, 2017, 2018, 2019 and thereafter, respectively.